SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Growth Fund

Supplement dated October 7, 2011
to the Class A, Class I and Class G Shares Prospectuses dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, Class I and Class G Shares Prospectuses and should be read in conjunction with each Prospectus.

The Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap and Small Cap Growth Funds.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to Los Angeles Capital Management and Equity Research, Inc. is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AllianceBernstein L.P.	Bruce K. Aronow, CFA	Since 2011	Team Leader and Portfolio Manager/Analyst

	N. Kumar Kirpalani, CFA	Since 2011	Portfolio Manager/Analyst

	Samantha S. Lau, CFA	Since 2011	Portfolio Manager/Analyst

	Wen-Tse Tseng	Since 2011	Portfolio Manager/Analyst

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Los Angeles Capital Management and Equity Research, Inc. is hereby deleted. Under the same heading in the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at AllianceBernstein manages the portion of the Small Cap Fund's assets allocated to AllianceBernstein. Bruce K. Aronow, CFA is Team Leader and Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for the US Small/SMID Cap Growth consumer/commercial services sector. Mr. Aronow earned a B.A. with a minor in Economics from Colgate University. Mr. Aronow joined the firm in 1999 and has twenty-three years of industry experience. N. Kumar Kirpalani, CFA is Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the financials, industrials and energy sectors. Mr. Kirpalani received a B.Tech. in chemical engineering from the Indian Institute of Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani joined the firm in 1999 and has thirty years of industry experience. Samantha S. Lau, CFA serves as Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the technology sector. Ms. Lau earned a B.S. in finance and accounting from the Wharton School of Business at the University of Pennsylvania. Ms. Lau joined the firm in 1999 and has seventeen years of industry experience. Wen-Tse Tseng is a Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the healthcare sector. Mr. Tseng holds a B.S. from the National Taiwan University, an M.S. in molecular genetics and microbiology from the Robert Wood Johnson Medical School at the University of Medicine and Dentistry of New Jersey and an M.B.A. from the Graziadio School of Business and Management at Pepperdine University. Mr. Tseng joined the firm in 2006 and has seventeen years of industry experience.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Growth Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Growth Fund, the text relating to Los Angeles Capital Management and Equity Research, Inc. is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AllianceBernstein L.P.	Bruce K. Aronow, CFA	Since 2011	Team Leader and Portfolio Manager/Analyst

	N. Kumar Kirpalani, CFA	Since 2011	Portfolio Manager/Analyst

	Samantha S. Lau, CFA	Since 2011	Portfolio Manager/Analyst

	Wen-Tse Tseng	Since 2011	Portfolio Manager/Analyst

In addition, under the heading "Small Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Los Angeles Capital Management and Equity Research, Inc. is hereby deleted. Under the same heading in the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at AllianceBernstein manages the portion of the Small Cap Growth Fund's assets allocated to AllianceBernstein. Bruce K. Aronow, CFA is Team Leader and Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for the US Small/SMID Cap Growth consumer/commercial services sector. Mr. Aronow earned a B.A. with a minor in Economics from Colgate University. Mr. Aronow joined the firm in 1999 and has twenty-three years of industry experience. N. Kumar Kirpalani, CFA is Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the financials, industrials and energy sectors. Mr. Kirpalani received a B.Tech. in chemical engineering from the Indian Institute of Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani joined the firm in 1999 and has thirty years of industry experience. Samantha S. Lau, CFA serves as Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the technology sector. Ms. Lau earned a B.S. in finance and accounting from the Wharton School of Business at the University of Pennsylvania. Ms. Lau joined the firm in 1999 and has seventeen years of industry experience. Wen-Tse Tseng is a Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the healthcare sector. Mr. Tseng holds a B.S. from the National Taiwan University, an M.S. in molecular genetics and microbiology from the Robert Wood Johnson Medical School at the University of Medicine and Dentistry of New Jersey and an M.B.A. from the Graziadio School of Business and Management at Pepperdine University. Mr. Tseng joined the firm in 2006 and has seventeen years of industry experience.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-743 (10/11)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small/Mid Cap Fund

Supplement dated October 7, 2011
to the Class A and Class G Shares Prospectuses dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A and Class G Shares Prospectuses and should be read in conjunction with each Prospectus.

The Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Small/Mid Cap Fund.

Change in Sub-Advisers for the Tax-Managed Small/Mid Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Small/Mid Cap Fund, the text relating to Los Angeles Capital Management and Equity Research, Inc. is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AllianceBernstein L.P.	Bruce K. Aronow, CFA	Since 2011	Team Leader and Portfolio Manager/Analyst

	N. Kumar Kirpalani, CFA	Since 2011	Portfolio Manager/Analyst

	Samantha S. Lau, CFA	Since 2011	Portfolio Manager/Analyst

	Wen-Tse Tseng	Since 2011	Portfolio Manager/Analyst

In addition, under the heading "Tax-Managed Small/Mid Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Los Angeles Capital Management and Equity Research, Inc. is hereby deleted. Under the same heading in the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals at AllianceBernstein manages the portion of the Tax Managed Small/Mid Cap Fund's assets allocated to AllianceBernstein. Bruce K. Aronow, CFA is Team Leader and Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for the US Small/SMID Cap Growth consumer/commercial services sector. Mr. Aronow earned a B.A. with a minor in Economics from Colgate University. Mr. Aronow joined the firm in 1999 and has twenty-three years of industry experience. N. Kumar Kirpalani, CFA is Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the financials, industrials and energy sectors. Mr. Kirpalani received a B.Tech. in chemical engineering from the Indian Institute of Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani joined the firm in 1999 and has thirty years of industry experience. Samantha S. Lau, CFA serves as Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the technology sector. Ms. Lau earned a BS in finance and accounting from the Wharton School of Business at the University of Pennsylvania. Ms. Lau joined the firm in 1999 and has seventeen years of industry experience. Wen-Tse Tseng is a Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the healthcare sector. Mr. Tseng holds a B.S. from the National Taiwan University, an M.S. in molecular genetics and microbiology from the Robert Wood Johnson Medical School at the University of Medicine and Dentistry of New Jersey and an M.B.A. from the Graziadio School of Business and Management at Pepperdine University. Mr. Tseng joined the firm in 2006 and has seventeen years of industry experience.

There are no other changes in the portfolio management of the Tax-Managed Small/Mid Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-744 (10/11)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund

Supplement dated October 7, 2011
to the Statement of Additional Information ("SAI") dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds.

Change in Sub-Advisers for the Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Los Angeles Capital Management and Equity Research, Inc.'s management of the Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Fund are hereby deleted. In the same section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

ALLIANCEBERNSTEIN L.P.—AllianceBernstein L.P. ("AllianceBernstein") serves as a Sub-Adviser to a portion of the assets of Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds. As of May 31, 2011, AllianceBernstein is 61.8% owned by AXA Financial, Inc., 27.3% owned by the public and 10.9% owned by AllianceBernstein Directors, Officers and employees. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the world's largest global financial services organizations.

In addition, under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Los Angeles Capital Management and Equity Research, Inc. management of the Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds are hereby deleted. In addition, in the same section, the following text is hereby added the appropriate alphabetical order thereof:

AllianceBernstein

Compensation. SIMC pays AllianceBernstein a fee based on the assets under management of Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds as set forth in an investment sub-advisory agreement between AllianceBernstein and SIMC. AllianceBernstein pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds. The following information relates to the period ended June 30, 2011.

AllianceBernstein's compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for AllianceBernstein's clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year and hence is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor, peer group funds or similar styles of investments) and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation, and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional, success of marketing/business development efforts and client servicing, seniority/length of service with the firm, management and supervisory responsibilities and fulfillment of Alliance Bernstein's leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"): AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, in the form of AllianceBernstein publicly traded units, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his or her employment.

Contributions under AllianceBernstein's Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Ownership of Fund Shares. As of June 30, 2011, AllianceBernstein's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Growth or Tax-Managed Small/Mid Cap Funds.

Other Accounts. As of May 31, 2011, AllianceBernstein's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts		Total Assets (millions)
Bruce K. Aronow, CFA	53	$4,467	52	$111	29		$1,721
	0	$0	0	$0	3	*	$347
N. Kumar Kirpalani, CFA	50	$3,697	51	$109	26		$1,585
	0	$0	0	$0	3	*	$347
Samantha S. Lau, CFA	50	$3,697	51	$109	26		$1,585
	0	$0	0	$0	3	*	$347
Wen-Tse Tseng	50	$3,697	51	$109	26		$1,585
	0	$0	0	$0	3	*	$347

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. AllianceBernstein has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities that may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or that is recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Ethics and Business Conduct also requires pre-clearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. The investment professional or investment professional teams for Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles (such as hedge funds), pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, AllianceBernstein has compliance policies and oversight to manage these conflicts.

Allocating Investment Opportunities. In addition, the investment professional or investment professional teams may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur when AllianceBernstein would have an incentive, such as a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which AllianceBernstein could share in investment gains. As noted above, AllianceBernstein has procedures designed to ensure that information relevant to investment decisions is disseminated fairly and investment opportunities are allocated equitably among different clients.

There are no other changes in the portfolio management of the Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-746 (10/11)